Cover	Jun. 17, 2022
Cover [Abstract]
Entity Registrant Name	REKOR SYSTEMS, INC.
Entity Central Index Key	0001697851
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 17, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-5266334
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-38338
Entity Address Address Line 1	6721 Columbia Gateway Drive
Entity Address Address Line 2	Suite 400
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21046
City Area Code	410
Local Phone Number	762-0800
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	REKR
Security Exchange Name	NASDAQ
Entity Address City Or Town	Columbia